Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 29, 2018	Jun. 30, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		$ 2,336,831
Acquisitions	$ 32,500	147,698
Acquisitions through business combinations, property		1,710,595
Disposals and cancellations		(434,000)
Depreciation charges		(112,926)
Transfer to assets held for sale		(1,319)
Transfers		0
Translation differences		(8)
Property, plant and equipment, ending balance		3,646,871
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		3,662,905
Property, plant and equipment, ending balance		4,941,653
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,326,074
Property, plant and equipment, ending balance		1,294,782
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		2,271,500
Acquisitions		42,055
Acquisitions through business combinations, property		1,710,250
Disposals and cancellations		(434,000)
Depreciation charges		(112,666)
Transfer to assets held for sale		(1,319)
Transfers		129,791
Translation differences		0
Property, plant and equipment, ending balance		3,605,611
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		3,595,692
Property, plant and equipment, ending balance		4,898,292
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,324,192
Property, plant and equipment, ending balance		1,292,681
Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		63,668
Acquisitions		105,371
Acquisitions through business combinations, property		0
Disposals and cancellations		0
Depreciation charges		0
Transfer to assets held for sale		0
Transfers		(129,791)
Translation differences		0
Property, plant and equipment, ending balance		39,248
Vessels under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		63,668
Property, plant and equipment, ending balance		39,248
Vessels under construction | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, ending balance		0
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,663
Acquisitions		272
Acquisitions through business combinations, property		345
Disposals and cancellations		0
Depreciation charges		(260)
Transfer to assets held for sale		0
Transfers		0
Translation differences		(8)
Property, plant and equipment, ending balance		2,012
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		3,545
Property, plant and equipment, ending balance		4,113
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,882
Property, plant and equipment, ending balance		$ 2,101